UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [   ];            Amendment Number: ___
This Amendment (Check only one.):         [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Morton H. Sachs & Company, DBA The Sachs Company
           ------------------------------------------------
Address:   1346 South Third Street
           ------------------------------------------------
           Louisville, Kentucky  40208
           ------------------------------------------------


Form 13F File Number:    28-1718
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      A. Nicholas Sachs
           ---------------------------------
Title:     President
           ---------------------------------
Phone:     (502) 636-5282
           ---------------------------------

Signature, Place, and Date of Signing:

\S\                          Louisville, Kentucky             October 30, 2001
   ------------------        --------------------             ----------------
   [Signature]                  [City, State]                       [Date]

Report Type          (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File NumberName

     28- _________________          ________________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                       None
                                                   ---------------

Form 13F Information Table Entry Total:                    96
                                                   ---------------

Form 13F Information Table Value Total:               $ 100,273
                                                   ---------------
                                                     (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

           No.       Form 13F File Number           Name

                        28-1718
          ------      ----------                 ----------------------

           [Repeat as necessary.]




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                                                                     The Sachs Company
                                                                 Form 13F

                          CUSIP           Market                        Investment Descretion              Voting Authority
                                                                    -----------------------------    -----------------------------
 Name of Issuer           Number           Value         Shares     (a) Sole (b) Shared (c) Other    (a) Sole (b) Shared (c) Other



ABBOTT LABORATORIES     002824100           814,045       15,700       X                                                   15,700
ABIOMED INC             003654100           747,716       42,800       X                                                   42,800
AEGON NV                007924103         1,070,726       41,024       X                                                   41,024
AIR PRODUCTS & CHEMIC   009158106           279,628        7,248       X                                                    7,248
AIRTRAN HOLDINGS INC    00949P108           195,040       46,000       X                                                   46,000
AMERICAN INTL GROUP I   026874107           309,894        3,973       X                                                    3,973
AMERISERV FINANCIAL I   03074A102         1,844,600      401,000       X                                                  401,000
ANALOG DEVICES INC      032654105           490,500       15,000       X                                                   15,000
AREA BANCSHARES CORP    039872106           329,970       19,410       X                                                   19,410
BP AMOCO LP ADR         055622104           654,502       13,311       X                                                   13,311
BANK OF AMERICA         060505104           289,080        4,950       X                                                    4,950
BANK ONE CORP           06423A103         1,324,981       42,103       X                                                   42,103
BARCLAYS BK PLC ADR E   06738C836           403,678       15,550       X                                                   15,550
BARNES & NOBLE INC      067774109           801,420       22,200       X                                                   22,200
BELLSOUTH CORP          079860102           633,804       15,254       X                                                   15,254
BEST BUY INC            086516101           409,050        9,000       X                                                    9,000
BRISTOL MYERS SQUIBB    110122108           838,956       15,100       X                                                   15,100
CHEVRON CORP            166751107           378,748        4,469       X                                                    4,469
CHIEF CONSOLIDATED MI   168628105            53,775       22,500       X                                                   22,500
CHURCHILL DOWNS INC     171484108           305,360       11,000       X                                                   11,000
CINERGY CORP            172474108           376,614       12,200       X                                                   12,200
CITIGROUP INC           172967101           710,532       17,544       X                                                   17,544
COMPASS BANCSHARES IN   20449H109         2,498,880       96,000       X                                                   96,000
DISNEY, WALT CO         254687106           223,440       12,000       X                                                   12,000
EXXON MOBIL CORPORATI   30231G102         2,355,568       59,786       X                                                   59,786
FEDERAL RLTY INVT TR    313747206         1,124,200       51,100       X                                                   51,100
FELCOR LODGING TR INC   31430F101         1,002,025       74,500       X                                                   74,500
FIFTH THIRD BANCORP     316773100           628,694       10,226       X                                                   10,226
FIRST TENN NATL CORP    337162101         1,491,100       40,300       X                                                   40,300
FOREST LABORATORIES I   345838106           865,680       12,000       X                                                   12,000
General Electric Co.    369604103         1,079,581       29,021       X                                                   29,021
GENERAL MOTORS CORP     370442105           336,765        7,850       X                                                    7,850
GOLDEN ST VINTNERS IN   38121K208         1,246,688      228,750       X                                                  228,750
GREY GLOBAL GROUP INC   39787M108         1,161,300        2,100       X                                                    2,100
HEALTH NET INC          42222G108         2,306,400      120,000       X                                                  120,000
HILTON HOTELS CORP CO   432848109         1,330,575      169,500       X                                                  169,500
HUMANA INC              444859102         1,591,920      132,000       X                                                  132,000
HUNTINGTON BANCSHARES   446150104           280,855       16,225       X                                                   16,225
ISTAR FINL INC COM      45031U101         4,596,670      186,100       X                                                  186,100
IMCLONE SYSTEMS INC     45245W109           226,200        4,000       X                                                    4,000
IMMUCOR INC             452526106            47,850       11,000       X                                                   11,000
INTERLEUKIN GENETICS    458738101            28,990       13,000       X                                                   13,000
INTERNATIONAL BUSINES   459200101           489,190        5,300       X                                                    5,300
J.P. MORGAN CHASE & C   46625H100           268,419        7,860       X                                                    7,860
KERR MCGEE CORP         492386107           674,830       13,000       X                                                   13,000
KROGER CO               501044101         1,065,631       43,248       X                                                   43,248
LEGG MASON INC          524901105           238,560        6,000       X                                                    6,000
MCKESSON HBOC INC       58155Q103           831,380       22,000       X                                                   22,000
MCLEODUSA INC COM       582266102             7,700       10,000       X                                                   10,000
MERCK & CO INC          589331107           217,516        3,266       X                                                    3,266
MIDLAND CO              597486109           365,400        9,000       X                                                    9,000
NATIONAL CITY CORP      635405103         1,591,423       53,136       X                                                   53,136
NATIONWIDE HEALTH PPT   638620104         3,189,195      162,300       X                                                  162,300
NORTH FORK BANCORP IN   659424105         2,575,187       86,590       X                                                   86,590
NORTHFIELD LABORATORI   666135108           572,440       44,000       X                                                   44,000
NOVARTIS AG SPONSORE    66987V109         3,578,694       91,950       X                                                   91,950
OHIO CASUALTY CORP      677240103         2,800,644      215,600       X                                                  215,600
ORBITAL SCIENCE CORP.   685564AC0           470,750      700,000       X                                                  700,000
OXFORD HEALTH PLANS I   691471106           772,480       27,200       X                                                   27,200
PNC FINANCIAL CORP      693475105         1,874,079       32,735       X                                                   32,735
PACIFIC NORTHWEST BAN   69466M103           597,272       29,350       X                                                   29,350
PACIFICARE HLTH SYS I   695112102         4,212,614      334,600       X                                                  334,600
PAYCHEX INC             704326107           220,570        7,000       X                                                    7,000
PFIZER INC              717081103         2,357,880       58,800       X                                                   58,800
PHILADELPHIA SUBURBAN   718009608           219,271        8,350       X                                                    8,350
PHILIP MORRIS COS INC   718154107           668,816       13,850       X                                                   13,850
PHILLIPS PETROLEUM CO   718507106           334,428        6,200       X                                                    6,200
PROCTER & GAMBLE COMP   742718109         1,736,697       23,859       X                                                   23,859
PROVIDIAN FINANCIAL C   74406A102           918,034       45,560       X                                                   45,560
PULASKI FINANCIAL COR   745548107           335,500       22,000       X                                                   22,000
QUALCOMM INC            747525103         2,729,747       57,420       X                                                   57,420
RFS HOTEL INVESTORS I   74955J108         1,339,290      129,400       X                                                  129,400
RAILAMERICA INC COM     750753105           227,250       18,180       X                                                   18,180
RAYMOND JAMES FINANCI   754730109           298,650       11,000       X                                                   11,000
REGIS CORP              758932107         3,264,520      155,750       X                                                  155,750
ROYAL BK SCOTLAND GRO   780097887           423,980       17,000       X                                                   17,000
SENIOR HSG PPTYS TR S   81721M109         3,033,648      225,550       X                                                  225,550
SOUTHWEST GAS CORP      844895102           201,400        9,500       X                                                    9,500
SOVEREIGN BANCORP INC   845905108           142,500       15,000       X                                                   15,000
SUNRISE ASSISTED LIVI   86768K106         3,029,859      117,300       X                                                  117,300
SUNTRUST BANKS INC      867914103           299,700        4,500       X                                                    4,500
SYSCO CORP              871829107           653,824       25,600       X                                                   25,600
TBC CORP                872180104            98,800       10,000       X                                                   10,000
TJX COS INC             872540109           205,164        6,236       X                                                    6,236
T-NETIX INC             872597109           178,200       64,800       X                                                   64,800
TARGET CORP             87612E106           317,600       10,000       X                                                   10,000
TRICON GLOBAL RESTAUR   895953107           352,980        9,000       X                                                    9,000
TRICO BANCSHARES        896095106         1,794,900       93,000       X                                                   93,000
U S BANCORP             902973304         1,086,953       49,006       X                                                   49,006
UNION PLANTERS CORP     908068109         2,230,800       52,000       X                                                   52,000
VECTOR GROUP LTD COM    92240M108         3,072,151       71,880       X                                                   71,880
VERIZON COMMUNICATION   92343V104           214,817        3,970       X                                                    3,970
WACHOVIA GROUP COM      929903102           361,057       11,647       X                                                   11,647
WAVE SYSTEMS CORP       943526103            52,897       31,300       X                                                   31,300
WEBSTER FINANCIAL COR   947890109         3,787,763      114,920       X                                                  114,920
XO COMMUNICATIONS INC   983764101             4,100       10,000       X                                                   10,000

TOTAL                                   100,273,150    5,479,507                                                        5,479,507


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